Financial Instruments and Related Risk Management - Summary of Natural Gas Derivatives Outstanding (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / MMBTU MMBTU	Dec. 31, 2018 USD ($) $ / MMBTU MMBTU
NYMEX swaps [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional Amount in MMBtu | MMBTU	16	22
Average contract price | $ / MMBTU	4.26	4.26
Fair value of Assets (Liabilities) | $	$ (30)	$ (35)
NYMEX swaps [Member] | Bottom of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2020	2019
NYMEX swaps [Member] | Top of range [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Maturities	2022	2022
AECO Swaps [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional Amount in MMBtu | MMBTU	0	26
Maturities	n/a	2019
Average contract price | $ / MMBTU	0	1.92
Fair value of Assets (Liabilities) | $	$ 0	$ (25)